COMMITMENTS - Movantik Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Upfront payment for acquisition of rights		$ 53,368	$ 35	$ 35
Agreement amount payable for acquisition of rights		26,600
Intangible assets		$ 87,879	$ 16,927
Movantik
Disclosure of detailed information about intangible assets [line items]
Percentage of royalty based on sales		20.00%
Intangible assets		$ 12,500
Present value of total consideration		$ 65,000
Useful life of assets (in years)		10 years 6 months
Fee on net revenue for services received (as a percent)					4.50%
Aemcolo
Disclosure of detailed information about intangible assets [line items]
Useful life of assets (in years)		11 years
Recoverable amount of intangible asset		$ 9,800
AstraZeneca AB | Movantik
Disclosure of detailed information about intangible assets [line items]
Upfront payment for acquisition of rights	$ 52,500
Agreement amount payable for acquisition of rights		15,500
Purchase commitment		$ 25,000